Income Taxes (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Abstract]
Operating Loss Carryforwards					$ 7,552,000
Effective Income Tax Rate Reconciliation, Percent	44.30%		43.30%
Income Tax Expense (Benefit)	$ 197,847		$ 327,364		$ (120,000)